Note 29 - Financial Instruments (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 7,129	$ 8,604	$ 2,824	$ 4,522	$ 1,939
Current Ratio	1.25	1.79	1.04	1.43
Total borrowings	$ 21,686	$ 23,091	$ 25,954	$ 19,267
Restricted cash and cash equivalents	632	1,140	1,013	1,319
Total provisions	3,818	2,967	3,066	3,932
Total non-current portion of non-current borrowings	19,359	22,087	24,642	18,380
Currency risk, AUD [member]
Statement Line Items [Line Items]
Total cash and cash equivalents		2,300
Total borrowings		3,800
Restricted cash and cash equivalents		1,100
Total trade and other receivables		8,400
Total trade and other payables		10,600
Total provisions		2,200
Currency risk EUR [member]
Statement Line Items [Line Items]
Total cash and cash equivalents		900
Total borrowings		300
Total trade and other receivables		1,000
Total trade and other payables		1,000
Total provisions		300
Currency risk, GBP [member]
Statement Line Items [Line Items]
Total cash and cash equivalents		100
Total trade and other receivables		200
Total trade and other payables		900
Total provisions		500
Debtor finance facility to support working capital requirements [member]
Statement Line Items [Line Items]
Line of credit, maximum borrowing capacity				3,600
Total borrowings	900	0	500	800
Shareholder loans [member]
Statement Line Items [Line Items]
Total non-current portion of non-current borrowings	$ 18,242	$ 21,175	$ 23,401	$ 18,242